OTHER ASSETS	12 Months Ended
Jun. 30, 2019
OTHER ASSETS
OTHER ASSETS

NOTE 10 -             OTHER ASSETS

Other assets as of June 30, 2019 and 2018 consisted of:

	June 30, 2019	June 30, 2018
		Restated
Deposit for direct financing lease	$182,782	$604,748
Advance payment to third party companies	872	98
Other receivables	1,922,667	27,097
	$2,106,321	$631,943

Advance payment to the third party companies as of June 30, 2019 and 2018 represented amounts prepaid by Jinshang Leasing for comprising of filter element of purifier fee and employee medical examination fee.